Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred shares, par value	$ 0.01
Preferred shares, authorized	150,000,000
Preferred shares, issued	0
Preferred shares, outstanding	0
Common shares, par value	$ 0.01
Common shares, authorized	400,000,000
Common shares, issued	1
Common shares, outstanding	1
Seaspan [Member]
Puttable preferred shares, par value	$ 0.01	$ 0.01
Puttable preferred shares, issued	0	1,986,449
Puttable preferred shares, outstanding	0	1,986,449
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, authorized	150,000,000	150,000,000
Preferred shares, issued	33,335,570	33,272,706
Preferred shares, outstanding	33,335,570	33,272,706
Class A Common Shares [Member] | Seaspan [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	400,000,000	400,000,000
Common shares, issued	215,675,599	176,835,837
Common shares, outstanding	215,675,599	176,835,837